Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended			9 Months Ended	1 Months Ended			12 Months Ended				12 Months Ended
	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 Short-term credit facility [Member]	Dec. 31, 2012 Short-term credit facility [Member]	Sep. 30, 2013 5.55% 1999 Series D, due 2038 [Member]	Oct. 31, 2013 4.875% senior notes, due 2043 [Member]	Dec. 31, 2013 5.45% 2003 Series C, due 2038 [Member]	Dec. 31, 2013 5.80% 2003 Series E, due 2038 [Member]	Dec. 31, 2013 LIBOR [Member] Southwest Gas Credit Facility [Member]	Dec. 31, 2013 Alternative base rate [Member] Southwest Gas Credit Facility [Member]	Dec. 31, 2013 Commercial paper program [Member]	Dec. 31, 2013 NPL credit facility [Member]	Dec. 31, 2013 NPL credit facility [Member] Revolving credit facility expire in June 2015 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate					5.55%	4.875%	5.45%	5.80%
Credit facility maximum borrowing capacity		$ 300,000,000									$ 50,000,000		$ 75,000,000
Debt redeemed					8,270,000
Notes payable						250,000,000
Senior notes issued maturity date						October 2043
Discount on issuance of debt						0.078%
Credit facility expiration date		Mar. 01, 2017											Jun. 01, 2015
Applicable margin									1.00%	0.00%
Line of credit designated as long term debt		150,000,000
Line of credit designated for working capital purposes		150,000,000
Credit facility outstanding		0	0	0							10,000,000	0
Minimum current borrowing usage	0
Maximum current borrowing usage	195,000,000
Effective interest rate											0.54%
Interest rate of LIBOR												1.00%
Interest rate of base												0.75%
Debt instrument covenant description		Certain Company debt instruments contain securities ratings covenants that, if set in motion, would increase financing costs. Certain debt instruments also have leverage ratio caps and minimum net worth requirements. At December 31, 2013, the Company is in compliance with all of its covenants.
Issuance of additional debt		1,900,000,000
Minimum net worth		$ 800,000,000